Shareholder Report, Holdings (Details) - C000089187 [Member]	Apr. 30, 2026
BAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%